Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Allowance for credit losses	$ 12,000		$ 12,000		$ 12,000	$ 12,000
Provision for credit losses	$ 0	$ 0	$ 0	$ 0
Estimated useful lives	10 years		10 years
Impairment long-lived assets			$ 0		0
Unrecognized tax benefits	$ 0		$ 0		$ 0
Lease terms	12 months		12 months